Other disclosures	12 Months Ended
Dec. 31, 2018
Other disclosures [Abstract]
Other disclosures

44.        Other disclosures

a) Guarantees and commitments

The Bank provides a variety of guarantees to its clients to improve their credit standing and allow them to compete The following table summarizes at December 31, 2018, 2017 and 2016 all of the guarantees.

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2018	2017	2016

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	39,081,803	40,729,544	32,629,975
Financial guarantees	27,216,418	37,007,057	24,475,507
Performance guarantees	907,856	486,091	532,232
Financial letters of credit	10,860,425	3,110,918	7,462,761
Other	97,104	125,478	159,475
Other contingent exposures	3,178,671	1,915,492	635,055
Documentary Credits	3,178,671	1,915,492	635,055
Total Contingent Liabilities	42,260,474	42,645,036	33,265,030

Commitments
Loan commitments drawable by third parties (1)	122,652,229	106,913,219	91,251,198
Total Commitments	122,652,229	106,913,219	91,251,198

Total	164,912,704	149,558,255	124,516,228

 (1) Includes the approved limits and unused overdraft, credit card and others.

Financial guarantees are provided to Bank´s clients in respect of their obligations to third parties. The Bank has the right to seek reimbursement from the clients for any amount it shall have to pay under such guarantee. Additionally, the Bank may hold cash or other highly liquid collateral for these guarantees.

These guarantees are subject to the same credit evaluation performed on the origination of loans.

The Bank´s expectation is that many of these guarantees to expire without the need of cash disbursement in advance. Therefore, in the ordinary course of business, the Bank expects that these guarantees will have virtually no impact on its liquidity.

Performance guarantees are issued to guaranteed clients obligations such as to make contractually specified investments, to supply specified products, commodities, or maintenance or warranty services to a third party, completion of projects in accordance with contract terms, etc. Financial standby letters of credit include guarantees of payment of loans, credit facilities, promissory notes and trade acceptances. The Bank always requires collateral to grant this kind of financial guarantees. In Documentary Credits, the Bank acts as a payment intermediary between trading companies located in different countries (import-export transactions). Under a documentary credit transaction, the parties involved deal with the documents rather than the commodities to which the documents may relate. Usually the traded commodities are used as collateral to the transaction and the Bank may provide some credit facilities. Loan commitments draw able by third parties include mostly credit card lines and commercial commitments. Credit card lines are unconditionally cancelable by the issuer. Commercial commitments are mostly 1 year facilities subject to information requirements to be provided by Banks´s clients.

The risk criteria followed to issue all kinds of guarantees, financial standby letters of credit, documentary credits and any risks of signature are in general the same as those used for other products of credit risk, and therefore subject to the same admission and monitoring standards. The guarantees granted on behalf of Bank´s clients are subject to the same credit quality review process as any other risk product. On a regular basis, at least once a year, the solvency of the mentioned clients is checked as well as the probability of those guarantees to be executed. In case that any doubt on the client's solvency may arise we create allowances with charge to net income, by the amount of the inherent losses even if there is no claim to us.

The provision for losses on the non-recovery guarantees and other securities (Note 9.c) is recorded as "Impairment losses on financial assets (net)” on consolidated income statement and its calculation is described in note 2.i.

Additionally, the liability recognized as deferred revenue for the premium received for providing the above guarantees, which is being amortized into income over the life of the related guarantees is R$330,018  (2017 - R$446,143 and 2016- R$476,564).

b) Off-balance funds under management

Banco Santander has under its management investment funds for which it does not hold any substantial participation interests and does not act as principal over the funds, and it does not own any shares of such funds. Based on the contractual relationship governing the management of such funds, third parties who hold the participation interests in such funds are those who are exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund. Moreover, though Santander Brasil acts as fund manager, in analyzing the fund manager's remuneration regime, the remuneration regime is proportionate to the service rendered, and therefore does not create exposure of such importance to indicate that the fund manager is acting as the principal (Note 2.w).

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2018	2017	2016

Funds under management	1,896,689	1,747,623	1,533,620
Managed Funds	200,366,261	188,728,634	158,734,032
Total	202,262,950	190,476,257	160,267,652

c) Third-party securities held in custody

On December 31, 2018, the Bank held in custody debt securities and equity instruments totaling R$34,040,742 (2017- R$40,459,429 and 2016 - R$27,772,714) entrusted to it by third parties.

d) Residual maturity

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

							2018
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	31,323,554	392,791	-	-	-	-	31,716,345
Debt instruments	27,402	51,255,820	25,903,428	13,186,253	26,367,903	58,692,609	175,433,415
Equity instruments	839,620	34,420	231,576	-	-	-	1,105,616
Loans and amounts due from credit institutions	57,528,022	8,449,138	844,658	12,739,730	11,371	34,082	79,607,001
Loans and advances to customers	-	111,595,396	75,100,836	63,043,973	21,397,689	29,934,313	301,072,207
Derivatives	-	13,815,791	1,240,161	1,114,446	1,074,875	1,118,173	18,363,446
Total	89,718,598	185,543,356	103,320,659	90,084,402	48,851,838	89,779,177	607,298,030

							2018
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	1,139	55,872,675	18,564,342	19,850,530	2,598,172	2,135,948	99,022,806
Customer deposits(1)	65,241,618	102,942,180	76,987,570	42,399,934	16,624,469	2,029	304,197,800
Marketable debt securities (1)	-	11,104,594	26,741,036	22,479,019	5,854,091	8,447,492	74,626,232
Subordinated liabilities	9,885,607	-	-	-	-	-	9,885,607
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	9,779,944	9,779,944
Other financial liabilities	66,265	31,566,995	35,648	18,086,272	-	27,600	49,782,780
Financial liabilities held for trading:	206,423	7,639,956	8,863,577	32,195,605	604,593	1,428,838	50,938,992
Short positions	206,423	-	1,139,847	31,349,407	-	-	32,695,677
Derivatives	-	7,639,956	7,723,730	1,069,718	604,593	1,428,838	18,466,835
Total	75,401,052	209,126,400	131,192,173	167,430,485	25,681,325	21,821,851	649,396,673
Difference (assets less liabilities)	14,317,546	(22,963,864)	(27,871,514)	(45,150,478)	23,170,513	67,957,326	9,459,529

							2017
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	20,642,321	13,482,432	-	-	-	-	34,124,753
Debt instruments	609,220	1,887,278	21,978,394	31,669,850	19,379,308	45,731,067	121,255,117
Equity instruments	66,187	124,304	305,073	842,090	-	292,121	1,629,775
Loans and amounts due from credit institutions	38,137,344	15,235,629	182,721	10,382,061	18,166	1,253,981	65,209,902
Loans and advances to customers	31,065,824	70,301,530	61,286,539	63,375,203	17,796,364	28,594,697	272,420,157
Derivatives	-	426,577	1,034,248	9,470,073	4,357,636	1,974,354	17,262,888
Total	90,520,896	101,457,750	84,786,975	115,739,277	41,551,474	77,846,220	511,902,592

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	394,396	21,636,392	44,696,680	6,797,838	2,717,941	3,131,438	79,374,685
Customer deposits(1)	64,512,105	103,511,031	48,339,761	42,494,421	17,176,009	8,814	276,042,141
Marketable debt securities(1)	-	14,315,305	35,636,549	17,923,372	1,491,866	879,920	70,247,012
Subordinated liabilities	-	-	519,230	-	-	-	519,230
Debt Instruments Eligible to Compose Capital	-	114,104	-	-	-	8,322,797	8,436,901
Other financial liabilities	11,710,943	30,985,465	1,537,689	26,638	-	-	44,260,735
Financial liabilities held for trading:
Short positions	-	-	466,000	8,960,806	7,476,079	15,905,507	32,808,392
Derivatives	-	769,619	975,945	8,244,193	4,239,198	2,448,531	16,677,486
Total	76,617,444	171,331,916	132,171,854	84,447,268	33,101,093	30,697,007	528,366,582
Difference (assets less liabilities)	13,903,452	(69,874,166)	(47,384,879)	31,292,009	8,450,381	47,149,213	(16,463,990)

							2016
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	14,683,735	11,600,834	-	-	-	-	26,284,569
Debt instruments	-	21,709,350	10,136,133	26,674,215	28,135,295	30,838,274	117,493,267
Equity instruments	593,594	48,054	252,087	486,408	21,313	1,024,933	2,426,389
Loans and amounts due from credit institutions	39,961,892	14,450,530	923,308	532,399	34,458	9,808,414	65,711,001
Loans and advances to customer	30,408,851	68,218,474	60,047,442	54,558,381	17,357,244	21,412,382	252,002,774
Loans and Receivables - Debt instruments	822,874	1,287,372	2,960,099	5,044,803	4,472,758	1,695,353	16,283,259
Investments Held-to-Maturity	-	-	12,378	371,621	1,173,360	8,491,402	10,048,761
Derivatives	620,422	9,209,421	3,571,126	3,813,687	5,481,210	2,007,107	24,702,973
Total	87,091,368	126,524,035	77,902,573	91,481,514	56,675,638	75,277,865	514,952,993

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	770,467	40,581,025	23,315,006	8,215,378	2,818,095	2,934,101	78,634,072
Customer deposits(1)	60,919,032	64,154,475	68,505,808	39,630,274	14,003,821	231,767	247,445,177
Marketable debt securities(1)	-	21,833,927	56,637,880	20,620,077	312,143	438,928	99,842,955
Subordinated liabilities	-	-	-	466,246	-	-	466,246
Debt Instruments Eligible to Compose Capital	-	113,995	-	-	-	8,197,923	8,311,918
Other financial liabilities	3,004,041	33,559,710	356	7,992	-	307,000	36,879,099
Financial liabilities held for trading:
Short positions	-	743	2,887,723	8,333,584	3,344,083	17,128,136	31,694,269
Derivatives	333,287	8,052,349	2,506,131	2,523,506	5,376,180	1,445,162	20,236,615
Total	65,026,827	168,296,224	153,852,904	79,797,057	25,854,322	30,683,017	523,510,351
Difference (assets less liabilities)	22,064,541	(41,772,189)	(75,950,331)	11,684,457	30,821,316	44,594,848	(8,557,358)

(1) Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

e) Equivalent value in Reais of assets and liabilities

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and reserves at the Central Bank of Brazil	6,947,282	-	126,022	-	174,605	-
Financial asset/liabilities for trading	-	-	626,101	2,982,336	402,186	371,100
Financial ssets/liabilities measured at fair value through profit or loss held for trading	1,211,296	101,833	-	-	-	-
Available-for-sale financial assets	-	-	11,665,952	-	9,787,622	-
Financial assets measured at fair value through other comprehensive income	7,049,727	-	-	-	-	-
Loans and receivables	-	-	18,703,454	-	28,061,831	-
Financial assets/liabilities measured at amortized cost	17,912,203	35,567,194	-	36,306,000	-	39,465,409
Total	33,120,508	35,669,027	31,121,529	39,288,336	38,426,244	39,836,509

f) Other Obligations

The Banco Santander rents properties, mainly used for branches, based on a standard contract which may be cancelled at its own criterion and includes the right to opt for renewals and adjustment clauses. The leases are classified as operating leases.

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2018	2017	2016

Up to 1 Year	670.553	624.424	646.804
Between1 to 5 Years	1.435.970	1.545.101	1.789.670
More than 5 Years	167.868	288.420	496.802
	2.274.391	2.457.945	2.933.276

Additionally, Banco Santander has contracts for a matures indeterminate, totaling R$674 (2017- R$934 and 2016 - R$1,013) monthly rent corresponding to the contracts with this feature. Payment of operating leases recognized as expenses in 2018 fiscal year were R$683,011 (2017- R$655,949 and 2016 - R$663,801).

Monthly rental contracts will be adjusted on an annual basis, as per prevailing legislation, at Índice Geral de Preços do Mercado (IGPM) variation. The lessee is entitled to unilaterally rescind the agreement, at any time, as contractual clauses and legislation.

g) Contingent assets

On December 31, 2018, 2017 and 2016 no contingent assets were recorded.